Invesco ETFs

3500 Lacey Road, Suite 700

Downers Grove, IL 60515

October 2, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Invesco Exchange-Traded Self-Indexed Fund Trust
1933 Act Registration No. 333-221046
1940 Act Registration No. 811-23304
CIK: 0001657201

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”) that the Prospectus and the Statement of Additional Information, that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 20 to the Fund’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 20 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission September 27, 2018.

Please send copies of all correspondence with respect to the Amendment to the undersigned, or contact me at (630) 315-2349.

Very truly yours,

Invesco Exchange-Traded Self-Indexed Fund Trust

/s/ Abigail Murray

Abigail Murray

Senior Counsel

Invesco Capital Management LLC

800 983 0903    Invesco.com